SHAREHOLDERS' EQUITY - Stock Option Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Beginning Balance	$ 66	$ 246
(Gain) loss on revaluation	(50)	8
Reclassification option fair value at exercise to equity		(188)
Ending Balance	$ 16	$ 66